Financial Instruments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial Instruments

34.	Financial Instruments

34.1	Categories and determination of fair value of financial instruments

Consolidated				12.31.2023		12.31.2022
	Note	Level	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	5,634,623	5,634,623	2,678,457	2,678,457
Bonds and securities (b)	6	2	495,495	495,495	431,056	431,056
Accounts receivable - distribution concession (c)	9.1	3	1,954,679	1,954,679	1,442,819	1,442,819
Accounts receivable - generation concession (c)	9.3	3	71,835	71,835	68,642	68,642
Fair value in the purchase and sale of power (d)	11	3	1,101,684	1,101,684	1,081,758	1,081,758
Other temporary investments (e)		1	17,864	17,864	15,372	15,372
Other temporary investments (e)		2	13,864	13,864	10,247	10,247
			9,290,044	9,290,044	5,728,351	5,728,351
Amortized cost
Collaterals and escrow accounts (a)			9	9	157	157
Trade accounts receivable (a)	7		3,866,429	3,866,429	3,451,869	3,451,869
Sectorial financial assets (a)	8		30,946	30,946	381,398	381,398
Accounts receivable - concessions - bonus from
the grant (g)	9.2		792,741	893,275	766,832	866,653
			4,690,125	4,790,659	4,600,256	4,700,077
Fair value through other comprehensive income
Certified Emission Reductions - CERs (j)			3,922	3,922	10,295	10,295
			3,922	3,922	10,295	10,295
Total financial assets			13,984,091	14,084,625	10,338,902	10,438,723
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (d)	27	3	753,584	753,584	738,703	738,703
			753,584	753,584	738,703	738,703
Amortized cost
Sectorial financial liabilities (a)	8		503,991	503,991	483,255	483,255
ICMS installment payment (f)	12.2.3		41,286	37,777	48,320	43,419
Special Tax Regularization Program - Pert (f)	12.2		379,724	322,711	404,075	;340,025
PIS and Cofins to be refunded to consumers (a)	12.2.1		731,726	731,726	1,995,158	1,995,158
Accounts payable to suppliers (a)	19		2,285,573	;2,285,573	2,215,470	2,215,470
Loans and financing (f)	20		5,387,977	5,138,930	4,694,957	4,171,789
Debentures (h)	21		9,738,006	9,699,171	7,887,077	7,688,396
Accounts payable related to concession (i)	25		893,855	1,018,630	937,542	1,051,710
			19,962,138	19,738,509	18,665,854	17,989,222
Total financial liabilities			20,715,722	20,492,093	19,404,557	18,727,925
Different levels are defined as follows:
Level 1: Obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Determining fair values

a)	Equivalent to their respective book values due to their nature and terms of realization.

b)	Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government.

c)	Financial assets with fair values similar to book values (Note 4.4).

d)	The fair values of assets and liabilities are equivalent to their book values (Note 4.15).
e)	Investments in other companies stated at fair value, calculated according to the price quotations published in an active market, for assets classified as level 1, and determined in view of the comparative assessment model for assets classified as level 2. In January 2024, the shares of some of these companies were sold for R$196.

f)	The cost of the last funding carried out by the Company, CDI + spread of 2.19%, is used as a basic assumption for the discount of the expected payment flows, except for contracts with Banco do Nordeste do Brasil - BNB that have the fair value similar to the book value, in view of the contractual characteristics for the construction of specific infrastructure.

g)	Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by Aneel auction notice 12/2015 (9.04%).

h)	Calculated according to the quotation of the last trade in the secondary market through the average price of the Unit Price - PU on December 31, 2023, obtained from the Brazilian Association of Financial and Capital Market Entities - Anbima.

i)	The actual pre-tax discount rate of 8.23% p.a. was used, compatible with the rate estimated by the Company for long-term projects.

j)	Financial assets with fair values similar to book values (Note 4.2).

34.2	Financial risk management

The Company's business activities are exposed to the following risks arising from financial instruments:

34.2.1	Credit risk

Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations.

Consolidated
Exposure to credit risk	12.31.2023	12.31.2022
Cash and cash equivalents (a)	5,634,623	2,678,457
Bonds and securities (a)	495,495	431,056
Pledges and restricted deposits linked (a)	9	157
Trade accounts receivable (b)	3,866,429	3,451,869
Sectorial financial assets (c)	30,946	381,398
Accounts receivable - distribution concession (c)	1,954,679	1,442,819
Accounts receivable - concessions - bonus from the grant (d)	792,741	766,832
Accounts receivable - generation concessions (e)	71,835	68,642
Other temporary investments (f)	31,728	25,619
	12,878,485	9,246,849

a)	The Company manages the credit risk of its assets in accordance with its policy of investing financial resources in federal banking institutions or in private banks with low credit risk, according to the local rating of the main rating agencies.
b)	Risk of losses resulting from difficulties to receive amounts billed to customers related to internal and external factors. To mitigate this type of risk, the Company manages its accounts receivable, detecting customers most likely to default, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.

c)	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Granting Authority, corresponding to the costs and investments not recovered through the distribution electrical energy tariff.

d)	Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.

e)	For the generation concession assets, Aneel published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (VNR), for the purposes of indemnification. In July 2021, Normative Resolution No. 942/2021 was published, later covered by Normative Resolution No. 1027/2022, which regulated the calculation of these values through the presentation of appraisal reports to be prepared by accredited companies. In August 2022, Copel filed with Aneel the assessment reports related to the residual values, with a base date of July 2015, for the HPP Governador Parigot de Souza - GPS and HPP Mourão - MOU, which, since January 2023, are being inspected by the regulatory agency. Management's expectation of indemnification for these assets supports recoverability of the balances recorded.

f)	Risk arising from the possibility of the Company incurring losses due to stock market volatility. This type of risk involves external factors and is being managed through periodic assessments of the variations in the market.

34.2.2	Liquidity risk

The liquidity risk of the Company consists of the possibility of having insufficient funds, cash or other financial assets, to settle obligations on their scheduled maturity dates.

The Company manages liquidity risk by relying on a set of methodologies, procedures and instruments applied to secure ongoing control over financial processes to ensure proper management of risks.

Investments are financed by incurring medium and long-term debt with financial institutions and capital markets.

Short, medium and long-term business projections are made and submitted to Management bodies for evaluation. The budget for the next fiscal year is annually approved.

Medium and long-term business projections cover monthly periods over the next five years. Short-term projections consider daily periods covering only the next 90 days.

The Company permanently monitors the volume of funds to be settled by controlling cash flows to reduce funding costs, the risk involved in the renewal of loan agreements and compliance with the financial investment policy, while concurrently keeping minimum cash levels.

The following table shows the expected undiscounted settlement amounts in each time range. Projections were based on financial indicators linked to the related financial instruments and forecast according to average market expectations as disclosed in the Central Bank of Brazil Focus Report, which provides the average expectations of market analysts for these indicators for the current year and for the next 3 years. From 2028 on, the 2027 indicators are repeated throughout the forecast period.

Consolidated		Less than	1 to 3	3 months	1 to 5	Over
	Interest (a)	1 month	months	to 1 year	years	5 years	Total
12.31.2023
Loans and financing	Note 20	41,912	177,623	842,349	3,215,105	3,369,102	7,646,091
Debentures	Note 21	116,823	12,567	1,885,073	7,556,981	3,819,348	13,390,792
Accounts payable related	Rate of return +
to concession	IGP-M and IPCA	9,152	18,323	83,621	476,872	1,754,922	2,342,890
Accounts payable to suppliers	-	1,997,850	216,264	16,393	55,066	-	2,285,573
PIS and Cofins to be refunded
to consumers	Note 12.2.1	-	-	558,591	231,114	-	789,705
Special Tax Regularization Program - Pert	Selic	5,234	10,564	49,005	295,609	89,727	450,139
ICMS installment payment	Selic	953	1,922	8,902	34,709	-	46,486
Sectorial financial liabilities	Selic	40,037	81,141	381,780	32,158	-	535,116
Lease liability	Note 26	1,960	3,913	14,253	57,921	319,791	397,838
		2,213,921	522,317	3,839,967	11,955,535	9,352,890	27,884,630
(a) Effective interest rate - weighted average.

As disclosed in Notes 20.3 and 21.3, the Company has loans and financing agreements and debentures with covenants that if breached may have their payment accelerated.

34.2.3	Market risk

Market risk is the risk that the fair value or the future cash flows of a financial instrument shall oscillate due to changes in market prices, such as currency rates, interest rates and stock price. The purpose of managing this risk is to control exposures within acceptable limits, while optimizing return.

a)	Foreign currency risk (US Dollar)

This risk comprises the possibility of losses due to fluctuations in foreign exchange rates, which may reduce assets or increase liabilities denominated in foreign currencies. The effect of the exchange rate variation resulting from the power purchase agreement with Itaipu is transferred to customers in Copel DIS's tariff adjustments. The Company monitors these fluctuations on an ongoing basis.

Sensitivity analysis of foreign currency risk

The Company has developed a sensitivity analysis to measure the impact of the devaluation of the US dollar on its financial liabilities subject to currency risk.

The valuation of the financial instruments considers the possible effects on profit and loss and equity of the risks evaluated by the Company's Management on the reporting date for the financial instruments, as recommended by IFRS 7 - Financial Instruments: Disclosure. Based on the equity position and the notional value of the financial instruments outstanding at the date of these financial statements, it is estimated that these effects will approximate the amounts stated in the above table in the column for the forecast probable scenario, since the assumptions used by the Company are similar to those previously described.

For the baseline scenario, the accounting balances recorded on the date of these financial statements were considered and for the probable scenario, the Company considers the balance updated with the exchange rate variation - prevailing at the end of the period (R$/US$4.92) based on the median market expectation for 2024 according to the Central Bank of Brazil Focus Report. Additionally, the Company continues to monitor scenarios 1 and 2, which consider a deterioration of 25% and 50%, respectively, in the main risk factor of the financial instrument in relation to the level used in the probable scenario, because of extraordinary events that may affect the economic scenario.

.		Baseline	Projected scenarios
Foreign exchange risk	Risk	12.31.2023	Probable	Scenario 1	Scenario 2
.
Financial liabilities
Suppliers
Itaipu	USD appreciation	(194,730)	(3,166)	(52,639)	(102,113)

		(194,730)	(3,166)	(52,639)	(102,113)

b)	Interest rate and monetary variation risk

This risk comprises the possibility of losses due to fluctuations in interest rates or other indicators, which may reduce financial income or increase financial expenses related to the assets and liabilities raised in the market.

The Company has not entered derivative contracts to cover this risk but has been continuously monitoring interest rates and market indexes to observe any need for contracting.

Sensitivity analysis of interest rate and monetary variation risk

The Company has developed a sensitivity analysis to measure the impact of variable interest rates and monetary variations on its financial assets and liabilities subject to these risks.

The valuation of the financial instruments considers the possible effects on profit and loss and equity of the risks evaluated by the Company's Management on the reporting date for the financial instruments, as recommended by IFRS 7 - Financial Instruments: Disclosure. Based on the equity position and the notional value of the financial instruments outstanding at the date of these financial statements, it is estimated that these effects will approximate the amounts stated in the above table in the column for the forecast probable scenario, since the assumptions used by the Company are similar to those previously described.

For the baseline scenario, the accounting balances recorded on the date of these financial statements were considered and for the probable scenario, the Company considers the balances updated with the variation of the indicators (CDI/Selic - 9.00%, IPCA - 3.86%, IGP-M - 4.04% and TJLP - 6.43%) estimated as market average projections for 2024 according to the Central Bank of Brazil Focus Report, except TJLP that considers the Company's internal projection. Additionally, the Company continues to monitor scenarios 1 and 2, which consider a deterioration of 25% and 50%, respectively, in the main risk factor of the financial instrument in relation to the level used in the probable scenario, because of extraordinary events that may affect the economic scenario.

.		Baseline	Projected scenarios
Interest rate risk and monetary variation	Risk	12.31.2023	Probable	Scenario 1	Scenario 2
.
Financial assets
Bonds and securities	Low CDI/Selic	495,495	44,593	33,445	22,296
Collaterals and escrow accounts	Low CDI/Selic	9	1	1	-
Sectorial financial assets	Low Selic	30,946	2,785	2,089	1,393
Accounts receivable - concessions	Low IPCA	2,747,420	106,050	79,538	53,025
Accounts receivable - generation concessions	Undefined (a)	71,835	-	-	-
		3,345,705	153,429	115,073	76,714
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(751,096)	(67,599)	(84,498)	(101,398)
Banco Itaú	High CDI	(1,039,097)	(93,519)	(116,898)	(140,278)
BNDES	High TJLP	(1,560,824)	(100,363)	(125,454)	(150,545)
BNDES	High IPCA	(392,709)	(15,159)	(18,948)	(22,738)
Banco do Nordeste	High IPCA	(1,584,566)	(61,164)	(76,455)	(91,746)
Banco do Brasil - BNDES Transfer	High TJLP	(49,263)	(3,168)	(3,960)	(4,752)
Other	No risk	(10,422)	-	-	-
Debentures	High CDI/Selic	(6,587,635)	(592,887)	(741,109)	(889,331)
Debentures	High IPCA	(3,067,627)	(118,410)	(148,013)	(177,616)
Debentures	High TJLP	(82,744)	(5,321)	(6,651)	(7,981)
Sectorial financial liabilities	High Selic	(503,991)	(45,359)	(56,699)	(68,039)
ICMS installment payment	High Selic	(41,286)	(3,716)	(4,645)	(5,574)
Special Tax Regularization Program - Pert	High Selic	(379,724)	(34,175)	(42,719)	(51,263)
Accounts payable related to concession	High IGP-M	(828,695)	(33,479)	(41,849)	(50,219)
Accounts payable related to concession	High IPCA	(65,160)	(2,515)	(3,144)	(3,773)
.		(16,944,839)	(1,176,834)	(1,471,042)	(1,765,253)
(a) Risk assessment still requires ruling by the Concession grantor.

34.2.4	Electricity shortage risk

Most of the installed capacity in Brazil currently comes from hydroelectric generation, which makes Brazil and the geographic region in which we operate subject to unpredictable hydrological conditions, due to non- cyclical deviations of mean precipitation. Unsatisfactory hydrological conditions may cause, among other things, the implementation of comprehensive programs of electricity savings, such as rationalization or even a mandatory reduction of consumption, which is the case of rationing.

Considering the strong wind generation in the Northeast, biomass generation in the Southeast and the rainy season with affluent natural energies that raised the reservoirs to comfortable values during 2022 and 2023, it is estimated that the risk of energy shortages in 2024 is minimized.

The energy supply guarantee criteria are currently established by the National Energy Policy Council – “CNPE”. With reason, the responsible bodies keep the energy deficit risk indicators within the safety margin in all subsystems.

34.2.5	Risk of Generation Scaling Factor - GSF impacts

The Energy Reallocation Mechanism (“MRE”) is a system of redistribution of electric power generated, characteristic of the Brazilian electric sector, which has its existence by the understanding, at the time, that there is a need for a centralized operation associated with a centrally calculated optimal price known as PLD. Since generators have no control over their production, each plant receives a certain amount of virtual energy which can be compromised through contracts. This value, which enables the registration of bilateral contracts, is known as assured energy (“GF”) and is calculated centrally. Unlike the Settlement price for differences (PLD), which is calculated on a weekly basis, GF, as required by Law, is recalculated every five years, with a limit of increase or decrease, restricted to 5% by revision or 10% in the concession period.

The contracts need to have guarantee. This is done, especially, through the allocation of power generated received from the MRE or purchase. The GSF is the ratio of the entire hydroelectric generation of the MRE participants to the GF sum of all the MRE plants. Basically, the GSF is used to calculate how much each plant will receive from generation to back up its GF. Thus, knowing the GSF of a given month the company will be able to know if it will need to back up its contracts through purchases. Whenever GSF multiplied by GF is less than the sum of contracts, the company will need to buy the difference in the spot market. However, whenever GSF multiplied by GF is greater than the total contracts, the company will receive the difference to the PLD.

For plants with contracts in the Free Contracting Environment (“ACL”), the main way to manage the low GSF risk is not to compromise the entire GF with contracts, as well as the timely repurchase of intra-annual energy approaches currently adopted by the Company.

For the contracts in the Regulated Contracting Environment (“ACR”), Law 13,203/2015 allowed the generators to contract insurance, by means of payment of a risk premium. Copel adopted this approach to protect contracts related to energy generated by the HPP Mauá, HPP Baixo Iguaçu, HPP Colíder and SHP Cavernoso II.

For the distribution segment, the effects of the GSF are perceived in the costs associated with quotas of Itaipu, of Angra, of the plants whose concessions were renewed in accordance with Law 12,783/2013 and the plants that renegotiated the hydrological risk in the ACR, in accordance with Law 13,203/2015. This is a financial risk since there is guarantee of neutrality of expenses with energy purchases through a tariff transfer.

The GSF risks are greatly reduced due to the improvement in the hydrological scenario in 2022 and 2023.

34.2.6	Risk of non-renewal of concessions - generation and transmission

The extension of energy generation and transmission concessions, achieved by Law No. 9,074/1995, is regulated by Law No. 12,783/2013, amended by Law No. 14,052/2020, regarding to the deadline for requesting the extension of concessions under the assured energy quota system.

According to the mentioned law, the concession operator should request extension of concession at least 36 months before the end date of the contract or act of granting for hydroelectric power plants and electric power transmission enterprises, and 24 months before the end date of the contract or act of granting for thermoelectric plants. The Granting Authority may advance effects of extension by up to 60 months counted as of contract or grant date and may also define initial tariff or revenue, which includes the definition of the tariff or initial revenues for the generation ventures (RAG - Annual Generation Revenue) and transmission ventures (RAP - Permitted Annual Revenue).

Concessions for hydroelectric power generation and electric power transmission may be extended, at the discretion of the Granting Authority, only once, for a period of up to 30 years. Thermoelectric power generation concessions have an extension term limited to 20 years.

In 2018, Decree No. 9.271/2018 was published, amended by Decrees No. 10.135/2019, No. 10.893/2021 and No. 11.307/2022, which regulated the granting of concession contracts in the electricity sector associated with privatization through sale of control by holder of a public service concession for electricity generation, having as one of the conditionings factors the alteration of the exploration regime to Independent Power Producer (IPP). According to the Decree, the manifestation of sale of the concession must take place within up to 42 months from the date of the related formal agreement, and any sale must take place within up to 12 months from the concession end date. If sale of control of the venture does not occur within the specified period, the plant must be subject to auction by the Granting Authority and the same concessionaire can participate in the auction if it meets the qualification conditions.

Some of the generation projects of Copel had their concession period extended due to the effects of the GSF renegotiation, which established the compensation through an extension of the concession period of the plants contemplated by Law No. 13,203/2015, resulting in the approval of the extension period of the concession of these plants through of Ratifying Resolutions No. 2,919/2021 and No. 2,932/2021.

On November 25, 2022, Copel expressed to the Granting Authority its interest in obtaining a thirty-year concession for the HPPs Governor José Richa, Governor Ney Aminthas de Barros Braga and Governor Bento Munhoz da Rocha Netto. On April 12, 2023, Ordinance No. 726/2023 was published, establishing additional conditions for the granting of new concession contracts. As described in Note 1, the process of transforming Copel into a “Corporation” was completed, which will enable the Company to maintain 100% participation in these plants.

With respect to HPP São Jorge, whose concession ends in 2026, Copel did not express interest in the renewal and intends, at the end of the concession, to request Aneel to convert the granting of concession into granting of registration.

Regarding TPP Figueira concession, which expired in March 2019, the plant went through a modernization process that provided direct benefits such as improved energy efficiency and reduced emissions of pollutants in the atmosphere, compared to the old plant. The plant was released for commercial operation on December 7, 2022, through Order No. 3,502/2022 On October 31, 2023, the Company filed a letter with the Ministry of Mines and Energy requesting the withdrawal of the intention to extend the concession of TPP Figueira, formulated in 2017, with immediate return to the Granting Authority of all reversible assets, rights and privileges linked to TPP Figueira and with the corresponding compensation to Copel GeT for the reversion of the assets..

According to the Law No. 14,052/2020, the Company may express its intention to extend the concessions of HPP Guaricana and HPP Chaminé until July and August 2025, respectively. If the Company does not express an interest in the extension of the current regime at its final term, be granted to the Company in the condition of registration, and the other concessions, at their final term, must be returned to the Granting Authority. In relation to HPP Apucaraninha, Copel requested the extension of the grant on January 26, 2024, as provided for in Law No. 12,783/2013.

Regarding the transmission segment, the only Copel GeT concession to expire in the next ten years is the Concession Contract No. 75/2001, referring to Transmission Line Bateias-Jaguariaíva 230 kV, which will expire on August 17, 2031.

Additionally, regarding the extension of transmission concession contracts, on December 29, 2022 Decree No. 11,314 was published, determining that the extension of transmission concessions may be carried out only when the bidding process is unfeasible or results in damage to the public interest and will be carried out without the advance indemnity of the assets linked to the provision of the service, conditioned to the acceptance by the concessionaire in relation to the revenue and other conditions of the amendment to be prepared by Aneel.

34.2.7	Risk of non-renewal of concessions - distributions of electricity

The fifth amendment to Copel DIS concession contract No. 46/1999 imposes economic and financial efficiency covenants and quality indicators that, if not complied with, may result in the termination of the concession, in accordance with the provisions of the contract, particularly the right to full defense and adversary system.

The Aneel approved Normative Resolution No. 896/2020, consolidated by Normative Resolution No. 948/2021, which establishes the indicators and procedures for monitoring efficiency in relation to the continuity of supply and the economic-financial management of public electricity distribution service concessions from the year 2021.

Indicators and penalties

Year	Indicator	Criteria	Penalties
From 2021	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation on distribution of dividends and interest on capital
Restrictive regime for contracts with related parties
		2 consecutive years	Concession termination
	Quality Indicators	in the base year	Results plan
		2 consecutive years or 3 of the previous 5 calendar years	Limitation on distribution of dividends and interest on capital
		3 consecutive years	Concession termination
(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Targets set for Copel Distribuição

			Quality - limits		Quality - performed
Year	Economic and Financial Management	Realized	DECi	FECi	DECi	FECi
2022	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	Achieved	9.19	6.80	7.98	5.29
2023	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	-	8.69	6.39	7.86	5.21
Net Debt: Gross debt deducted from financial assets, with the exception of financial assets and financial liabilities in administrative or judicial discussion. The accounts that make up the gross debt and financial assets are defined in the attachment VIII to Aneel Resolution No 948/2021.
QRR: Regulatory Reinstatement Share or Regulatory Depreciation Expense. This value will be the one defined in the last Periodic Tariff Review, updated by the variation of the Regulatory Portion B and calculated on a pro rata basis.
Recurring EBITDA: Earnings Before Interest (Financial Result), Taxes (Income Taxes), Depreciation and Amortization.
Quality indicators: For the years 2022 to 2026, the annual thresholds are set out in Resolution No. 10,231/2021.

The calculation of results occurs at the end of each calendar year, when the annual disclosure of results in the Regulatory Financial Statements (“DCR”).

34.2.8	Risk of overcontracting and undercontracting of electricity

Under the current regulatory model, the agreement for purchase of electric power by distributors is regulated by Law 10,848/2004 and Decree 5,163/2004, which determine that the purchase of energy must be in the volume necessary to serve 100% of the distributor market.

The difference between the costs remunerated by the tariff and those actually incurred in the power purchases are fully passed on to captive consumers, as long as the distributor presents a contracting level between 100% and 105% of its market plus the amounts of involuntary overcontracting recognized by the regulator.

Copel DIS estimates that it will end the year with a contracting level of 110% but considers that it has sufficient amounts of "involuntary overcontracting" to accommodate the estimated contracting for the year. Thus, there is no risk of penalization for overcontracting.

34.2.9	Risk of non-performance of wind farms

Contracts for the purchase and sale of energy from wind sources, sold through regulated auctions, have generation performance clauses, which establish a minimum amount of energy delivery, on an annual and/or four-year basis. The developments are subject to climatic factors associated with uncertainties in wind speed, which may result in energy production lower than the minimum amount of contracted energy. Such breach of contract may compromise the Company's future revenues.

The balance recorded in liabilities referring to the non-performance is shown in Note 27. The increase in liabilities in 2023 is due to the fact that the amounts payable were suspended until December 31, 2023 due to discussions in the sector regarding the restriction of generation of wind farms (constrained-off). Furthermore, after a disturbance that occurred in the National Interconnected System - “SIN” on August 15, 2023, the ONS, in a preventive manner, increased the frequency of constrained-off events, which increased the restriction on generation of wind farms located in the Northeast region.

34.2.10	Risk related to price of power purchase and sale transactions

The Company operates in the electricity purchase and sale market to achieve results with variations in the price of electricity, respecting the risk limits pre-established by Management. This activity, therefore, exposes the Company to the risk by the volatility of future electricity prices.

Future electricity purchase and sale transactions are recognized at fair value through profit or loss, based on the difference between the contracted price and the market price of operations on the balance sheet date.

The table below shows the notional values of the electricity commercialization contracts on the date of these financial statements, which have an average maturity of 97 months for purchase contracts and 27 months for sales contracts:

.	Purchase	Sale
2024	721,208	800,793
2025	806,521	865,199
2026	691,420	720,295
2027	621,240	597,938
2028	423,561	494,941
2029 to 2040	3,060,268	3,888,123
	6,324,218	7,367,289

The fair value was estimated using the prices defined internally by the Company, which represented the best estimate of the future market price. The discount rate used is based on the NTN-B rate of return disclosed by Anbima on December 31, 2023, without inflation, adjusted for credit risk and additional project risk.

The balances referring to these outstanding transactions at the date of these financial statements are stated below.

Consolidated	Assets	Liabilities	Net
Current	379,261	(321,646)	57,615
Noncurrent	722,423	(431,938)	290,485
	1,101,684	(753,584)	348,100

Sensitivity analysis of energy purchase and sale operations

The Company developed a sensitivity analysis to measure the impact of changes in future prices. For the base and probable scenarios, the accounting balances recorded on the date of these financial statements were considered. Additionally, the Company continues to monitor scenarios 1 and 2, which consider the 25% and 50% rise or fall applied to future prices considered in the probable scenario, because of extraordinary events that may affect the economic scenario.

Consolidated	Price	Baseline	Projected scenarios
	variation	12.31.2023	Probable	Scenario 1	Scenario 2

Unrealized gains (losses) on energy purchase and sale operations	Increase	348,100	348,100	303,302	258,504

	Decrease	348,100	348,100	392,897	437,695

34.2.11	Counterparty risk in the energy market

Since free energy market still does not have a counterparty acting as guarantor of all agreements (clearing house), there is a bilateral risk of default. Thus, the Company is exposed to the risk of failure in the supply of energy contracted by the buyer/seller. In the event of such failure, the Company is obliged to sell/acquire energy at the spot market price, being further subject to regulatory penalties and loss of amounts paid.

The Company follows a policy that establishes limits for possible operations with each counterparty, after analyzing its credit worthiness, maturity and history. In addition, even if our policy is more restrictive and the counterparties present good financial condition, the Company is exposed to systemic events in which the default of one agent ends up affecting other energy trading companies in a "domino effect" until reaching the Company's counterparties.

34.3	Capital management

The Company seeks to keep a strong capital base to maintain the trust of investors, creditors and market and ensure the future development of the business. Management also strives to maintain a balance between the highest possible returns with more adequate levels of borrowings and the advantages and the assurance afforded by a healthy capital position. Thus, it maximizes the return for all stakeholders in its operations, optimizing the balance of debts and equity.

The Company monitors capital by using the index represented by adjusted consolidated net debt divided by adjusted consolidated EBITDA (Earnings before interest, taxes, depreciation and amortization), for the last twelve months. The corporate limit established in the debt deeds provides for the annual maintenance of the index below 3.5, and the eventual expectation of non-compliance of that indicator gives rise to actions by the Management to correct the course of the calculations until the end of each year. Additionally, it monitors debt in relation to equity.

As of December 31, 2023, the index attained is shown below:

	12.31.2023	12.31.2022 (a)
Loans and financing	5,343,217	4,650,363
Debentures	9,619,106	7,803,855
(-) Cash and cash equivalents	(5,634,623)	(2,678,457)
(-) Bonds and securities - debt contract guarantees	(405,342)	(290,695)
Adjusted net debt	8,922,358	9,485,066
Net income	2,327,168	1,149,321
Net income from discontinued operations	(191,501)	-
Net income from continuing operations	2,135,667	1,149,321
Equity in earnings of investees	(307,809)	(478,577)
Deferred IRPJ and CSLL	(17,047)	(628,389)
Provision for IRPJ and CSLL	371,104	429,267
Financial expenses (income), net	1,204,990	1,966,037
Depreciation and amortization	1,382,040	1,300,982
Provision for allocation of PIS and Cofins credits	-	810,563
(-/+) Impairment	(177,693)	84,387
Adjusted ebitda	4,591,252	4,633,591
Adjusted net debt/Adjusted ebitda	1.94	2.05
(a) The balances as of December 31, 2022 do not consider the reclassification of the discontinued operation as they reflect the calculation of the indicator based on the scenario existing on that date.

34.3.1 Debt to equity ratio:

Indebtedness	12.31.2023	12.31.2022
Loans and financing	5,343,217	4,650,363
Debentures	9,619,106	7,803,855
(-) Cash and cash equivalents	(5,634,623)	(2,678,457)
(-) Bonds and securities - debt contract guarantees	(405,342)	(290,695)
Adjusted net debt	8,922,358	9,485,066
Equity	24,191,667	21,131,225
Debt to equity ratio	0.37	0.45